Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total
Balance at beginning of period	$ 5,376	$ (4,919)
Effect in income statement	2,117	924	$ (646)
Acquisition of subsidiaries	(146)
Translation adjustment	(234)	(571)
Other comprehensive income	222	101
Effect of discontinued operations - Transfer to net assets held for sale		(11)
Balance at end of period	7,335	5,376	(4,919)
Assets
Balance at beginning of period	6,908	6,638
Effect in income statement	1,907	887
Transfers between asset and liabilities	252	(70)
Effect of discontinued operations - Effect in income statement	(210)
Acquisition of subsidiaries	(104)
Translation adjustment	(187)	(673)
Other comprehensive income	233	123
Deferred tax expense (income) recognised in profit or loss, deferred tax liability		(37)
Effect of discontinued operations - Effect in income statement		14
Effect of discontinued operations - Transfer to net assets held for sale		(11)
Balance at end of period	9,217	6,908	6,638
Liabilities
Balance at beginning of period	1,532	1,719
Transfers between asset and liabilities	252	(70)
Acquisition of subsidiaries	(250)
Translation adjustment	47	(102)
Other comprehensive income	11	22
Balance at end of period	$ 1,882	1,532	$ 1,719
Limitation of tax loss carryforward in Brazil, as percent of taxable income	30.00%
Tax losses carryforward
Total
Balance at beginning of period	$ 4,882
Effect in income statement		665
Balance at end of period	4,659	4,882
Assets
Effect in income statement		665
Employee post retirement obligations
Total
Balance at beginning of period	674
Balance at end of period	840	674
Provision For litigation
Total
Balance at beginning of period	409
Balance at end of period	443	409
Timing differences arising on assets and liabilities
Total
Balance at beginning of period	1,253
Effect in income statement	2,113	152
Balance at end of period	3,246	1,253
Assets
Effect in income statement	2,113	152
Fair value of financial instruments
Total
Balance at beginning of period	538
Effect in income statement	328	147
Balance at end of period	864	538
Assets
Effect in income statement	328	147
Allocated goodwill
Total
Balance at beginning of period	(2,328)
Effect in income statement	210	37
Balance at end of period	(2,640)	(2,328)
Assets
Deferred tax expense (income) recognised in profit or loss, deferred tax liability	(210)	(37)
Others
Total
Balance at beginning of period	(52)
Effect in income statement	(91)	(77)
Balance at end of period	(77)	(52)
Assets
Effect in income statement	(91)	(77)
Temporary differences
Total
Balance at beginning of period	494
Balance at end of period	2,676	$ 494
Utilization of taxes losses carryforward
Total
Effect in income statement	(443)
Assets
Effect in income statement	$ (443)